Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	¥ 4,023	¥ 6,839	¥ 6,979
Per Share-basic
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 29.26	¥ 49.13	¥ 50.10
Per Share-diluted
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 27.38	¥ 47.44	¥ 50.10